PROPOSED ACQUISITION AND RELATED MATTERS - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc
PROPOSED ACQUISITION AND RELATED MATTERS

14. PROPOSED ACQUISITION AND RELATED MATTERS

        On August 26, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Hertz Global Holdings, Inc. ("Hertz") and HDTMS, Inc., a wholly owned subsidiary of Hertz ("Merger Sub"). Subject to the terms and conditions of the Merger Agreement, which has been approved by the boards of directors of both Hertz and the Company, following consummation of the Offer (hereinafter defined) and subject to the approval of the Company's stockholders if required by applicable law, Merger Sub will be merged (the "Merger") with and into the Company, with the Company becoming a wholly owned subsidiary of Hertz.

        The Merger Agreement provides that the acquisition will be effected first through a tender offer by Merger Sub (the "Offer") to acquire all of the outstanding shares of common stock, par value $0.01 per share, of the Company (the "Shares") for $87.50 per Share (the "Offer Price"), net to the seller in cash and without any interest thereon, followed by the second-step Merger.

        Subject to the terms and conditions of the Merger Agreement, the Company has granted Merger Sub an irrevocable one-time option (the "Top-Up Option") to purchase, at a price per Share equal to the Offer Price, an aggregate number of newly issued Shares that, when added to the number of Shares owned by Hertz and its subsidiaries, including Merger Sub, at the time of such exercise, constitutes one Share more than 90% of the Shares then outstanding immediately after the issuance of the Top-Up Option Shares on a fully diluted basis, subject to there being no legal restraint and sufficient authorized Shares available for issuance. The Top-Up Option is exercisable only after Shares have been accepted for payment pursuant to the Offer and Merger Sub irrevocably committing to effect the second-step Merger as soon as practicable after the exercise of the Top-Up Option.

        The consummation of the Offer is subject to certain conditions, including among others, the following: (1) the Company's stockholders shall have validly tendered in the Offer the number of Shares which, when taken together with any Shares owned by Hertz and its subsidiaries, represents a majority of the outstanding Shares on a fully diluted basis and (2) the expiration or early termination of the applicable waiting periods required pursuant to the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the "HSR Act"). The Offer and the other transactions contemplated by the Merger Agreement are not subject to any financing condition.

        The Merger Agreement also provides that, with respect to obtaining antitrust approval of the acquisition, Hertz is required to: (1) divest its Advantage brand, together with certain additional assets and airport concessions pursuant to a proposed consent agreement currently under discussion between Hertz and the Federal Trade Commission (the "FTC"), (2) take other actions which, individually or in the aggregate, are of a de minimis nature and (3) contest any administrative or judicial action or proceeding challenging the acquisition while the Merger Agreement is in effect. At any time after December 31, 2012, both the Company and Hertz may terminate the Merger Agreement if the FTC has not preliminarily accepted the proposed consent agreement and the waiting period under the HSR Act has not expired or been terminated.

        The Merger Agreement includes customary termination provisions for both the Company and Hertz and provides that, in connection with the termination of the Merger Agreement, under certain circumstances, the Company and Hertz must reimburse the other party for its transaction expenses, subject to certain limitations.

        Effective August 26, 2012, prior to the execution of the Merger Agreement, the Company's board of directors approved a Second Amendment to Rights Agreement (the "Amendment"), dated as of August 26, 2012, amending the Rights Agreement ("Rights Agreement") between the Company and Computershare Trust Company, N.A., as rights agent, dated as of May 18, 2011 and amended on February 17, 2012.

        The Amendment, among other things, renders the Rights Agreement inapplicable to the Merger, the Offer, the Merger Agreement and the transactions contemplated thereby. The Amendment provides that the execution and delivery of the Merger Agreement, the consummation of the Offer, the Merger and the other transactions contemplated by the Merger Agreement will not be deemed to result in either Hertz or Merger Sub or any of their respective affiliates or associates becoming an "Acquiring Person" (as such term is defined in the Rights Agreement). In addition, the Amendment provides that none of a "Share Acquisition Date," a "Distribution Date," a "Flip-in Event" or a "Flip-over Event" (each as defined in the Rights Agreement) shall occur, and that the "Rights" (as defined in the Rights Agreement) will not separate from the Shares, in each case, by reason of the execution and delivery of the Merger Agreement, the consummation of the Offer, the Merger or the other transactions contemplated by the Merger Agreement. The Amendment also provides that the Rights Agreement shall terminate and all outstanding Rights shall expire immediately prior to the Acceptance Time (as defined in the Merger Agreement), but only if the Acceptance Time shall have occurred. If the Merger Agreement is subsequently terminated, the changes to the Rights Agreement pursuant to the Amendment will be of no further force and effect.

        On September 10, 2012, Hertz filed with the SEC a tender offer statement on Schedule TO and the Company filed with the SEC a Solicitation/Recommendation Statement on Schedule 14D-9 regarding the Offer. The Offer originally had an expiration date of October 5, 2012; however, Hertz extended the Offer, which will now expire on November 16, 2012, unless further extended.

17. PROPOSED ACQUISITION AND RELATED MATTERS

        In late February 2011, the Company submitted its certification of substantial compliance with the Second Request of the U.S. Federal Trade Commission ("FTC") relating to a potential acquisition of the Company by Avis Budget.

        On May 9, 2011, Hertz announced its plans to commence an exchange offer to acquire the Company. On May 24, 2011, HDTMS, Inc., a wholly owned subsidiary of Hertz, commenced an exchange offer to exchange each of the issued and outstanding shares of the Company's common stock for (i) $57.60 in cash, without interest and less any required withholding taxes, and (ii) 0.8546 shares of common stock, par value $0.01 per share, of Hertz common stock (the "Exchange Offer"). The Exchange Offer had an expiration date of July 8, 2011; however, Hertz extended the Exchange Offer through November 1, 2011. On October 27, 2011, Hertz announced that it was withdrawing its Exchange Offer for all outstanding shares of the Company, in light of the Company's plan to commence its announced share repurchase program and current market conditions. However, Hertz noted that they remain interested in acquiring the Company and remain engaged with the FTC to secure antitrust clearance for a proposed transaction.

        On August 21, 2011, the Company issued a letter advising Hertz and Avis Budget of the Company's intention to solicit for submission in early October 2011 best and final definitive proposals regarding a potential business combination. In its letter, the Company stated that any proposal that did not eliminate the antitrust regulatory risk of the transaction for its shareholders would not likely be acceptable. In conjunction with the Company's request for final proposals regarding a potential business combination on September 14, 2011, Avis Budget announced that it would not participate in a bid to buy the Company, citing current market conditions.

        As of October 10, 2011, the Company had not received any proposals meeting this criterion and announced that it has formally concluded its process to solicit definitive proposals regarding a potential business combination. Consequently, the Company has terminated its solicitation process and will continue to execute its current stand-alone plan.

        Pending litigation relating to the now terminated merger agreement is described in Note 14.